NOTES PAYABLE AND CONVERTIBLE DEBENTURES – NON-RELATED PARTIES (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Notes Payable	$ 412,284	$ 73,200	$ 370,000
Less: Debt discount, net of accretion	(5,155)	0	(55,982)
Notes Payable, Current, Net	407,129	73,200	314,018
Long-term notes payable	412,284
Less: Debt discount, net of accretion		0	(67,726)
Notes Payable, Long-term, Net		0	24,274
Carrying value	407,129
Less: Current portion	(274,536)
Notes payable and convertible debentures, net of current portion	132,593
January 2016 Debenture [Member]
Notes Payable	412,284
Amended Aug 2014 Debenture [Member]
Notes Payable	$ 0
Aug 2014 Debenture [Member]
Notes Payable		73,200	40,000
Feb 2014 Debenture [Member]
Notes Payable		0	330,000
September 2014 Debenture [Member]
Notes Payable		0	92,000
Long-term notes payable		$ 0	$ 92,000